RELATED PARTY TRANSACTION AGREEMENTS WITH EPIC PHARMA LLC	12 Months Ended
Mar. 31, 2016
Epic Pharma Llc [Member]
Related Party Transactions Disclosure [Text Block]
NOTE 24	-	RELATED PARTY TRANSACTION AGREEMENTS WITH EPIC PHARMA LLC

The Company has entered into two agreements with Epic which constitute agreements with a related party due to the management of Epic including a member on our Board of Directors.

On June 4, 2015, the Company entered into the 2015 Epic License Agreement (please see Note 23 above)
The 2015 Epic License Agreement includes milestone payments totaling $10 million upon the filing with and approval of a New Drug Application (“NDA”) with the FDA. The Company has determined these milestones to be substantive, with such assessment being made at the inception of the 2015 Epic License Agreement, and based on the following:

•	The Company’s performance is required to achieve each milestone; and
•	The milestones will relate to past performance, when achieved; and
•	The milestones are reasonable relative to all of the deliverables and payment terms within the 2015 Epic License Agreement.
After marketing authorization is received from the FDA, Elite will receive a license fee which is based on profits achieved from the commercial sales of ELI-200. On January 14, 2016, the Company filed an NDA with the FDA for SequestOx™, thereby earning a $2.5 million milestone pursuant to the 2015 Epic License Agreement. The Company has received payment of this amount from Epic. There can be no assurances of the Company receiving marketing authorization for SequestOx™, and accordingly, there can be no assurances that the Company will earn and receive the additional $7.5 million or future license fees. If the Company does not receive these payments or fees, it will materially and adversely affect our financial condition.

On October 2, 2013, Elite executed the Epic Pharma Manufacturing and License Agreement (the “Epic Generic Agreement”), which granted rights to Epic to manufacture twelve generic products whose ANDA’s are owned by Elite, and to market, in the United States and Puerto Rico, six of these products on an exclusive basis, and the remaining six products on a non-exclusive basis. These products will be manufactured at Epic, with Epic being responsible for the manufacturing site transfer supplements that are a prerequisite to each product being approved for commercial sale. In addition, Epic is responsible for all regulatory and pharmacovigilance matters, as well as all marketing and distribution activities. Elite has no further obligations or deliverables under the Epic Generic Agreement.

Pursuant to the Epic Generic Agreement, Elite will receive $1.8 million, payable in increments that require the commercialization of all six exclusive products if the full amount is to be received, plus license fees equal to a percentage that is not less than 50% and not greater than 60% of profits achieved from commercial sales of the products, as defined in the Epic Generic Agreement. While Epic has launched four of the six exclusive products and Elite has collected $1.0 million of the $1.8 million total fee, collection of the remaining $800k is contingent upon Epic filing the required supplements with and receiving approval from the FDA for the remaining exclusive generic products. There can be no assurances of Epic filing these supplements, or getting approval of any supplements filed. Accordingly, there can be no assurances of Elite receiving the remaining $800k due under the Epic Generic Agreement, or future license fees related thereto. Please also note that all commercialization, regulatory, manufacturing, marketing and distribution activities are being conducted solely by Epic, without Elite’s participation.

Both the 2015 Epic License Agreement and the Epic Generic Agreement contain license fees that will be earned and payable to the Company, after the FDA has issued marketing authorization(s) for the related product(s). License fees are based on commercial sales of the products achieved by Epic and calculated as a percentage of net sales dollars realized from such commercial sales. Net sales dollars consist of gross invoiced sales less those costs and deductions directly attributable to each invoiced sale, including, without limitation, cost of goods sold, cash discounts, Medicaid rebates, state program rebates, price adjustments, returns, short date adjustments, charge backs, promotions and marketing costs. The rate applied to the net sales dollars to determine license fees due to the Company is equal to an amount negotiated and agreed to by the parties to each agreement, with the following significant factors, inputs, assumptions and methods, without limitation, being considered by either or both parties:

•
Assessment of the opportunity for each product in the market, including consideration of the following, without limitation: market size, number of competitors, the current and estimated future regulatory, legislative and social environment for abuse deterrent opioids and the other generic products to which the underlying contracts are relevant;

•	Assessment of various avenues for monetizing SequestOx™ and the twelve ANDA’s owned by the Company, including the various combinations of sites of manufacture and marketing options;
•
Elite’s resources and capabilities with regards to the concurrent development of abuse deterrent opioids and expansion of its generic business segment, including financial and operational resources required to achieve manufacturing site transfers for twelve approved ANDA’s;

•
Capabilities of each party with regards to various factors, including, one or more of the following: manufacturing, marketing, regulatory and financial resources, distribution capabilities, ownership structure, personnel, assessments of operational efficiencies and entity stability, company culture and image;

•
Stage of development of SequestOx™ and manufacturing site transfer and regulatory requirements relating to the commercialization of the generic products at the time of the discussions/negotiations, and an assessment of the risks, probability and time frames for achieving marketing authorizations from the FDA for each product.

•	Assessment of consideration offered; and
•
Comparison of the above factors among the various entities with whom the Company was engaged in discussions relating to the commercialization of SequestOx™ and the manufacture/marketing of the twelve generics related to the Epic Generic Agreement.

Please note that this transaction is not to be considered as an arms-length transaction.